Employee Stock Incentive Plans - Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans (Detail)	12 Months Ended
	Mar. 31, 2021 INR (₨) shares ₨ / shares	Mar. 31, 2021 USD ($) shares $ / shares	Mar. 31, 2020 shares ₨ / shares $ / shares	Mar. 31, 2019 shares	Mar. 31, 2021 INR (₨) shares ₨ / shares	Mar. 31, 2021 USD ($) shares $ / shares
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares					59,797,979	59,797,979
Range of Exercise Prices | $ / shares		$ 0.03				$ 0.03
Outstanding at the end of the year | $ / shares		$ 0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares					59,797,979	59,797,979
Range of Exercise Prices	₨ 2				₨ 2
Outstanding at the end of the year	2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares					49,831,651	49,831,651
Range of Exercise Prices	2				₨ 2
Outstanding at the end of the year	2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares					39,546,197	39,546,197
Range of Exercise Prices	2				₨ 2
Outstanding at the end of the year	₨ 2
Employee stock option plans and restricted stock unit option [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year | shares	4,721,388	4,721,388	0
Numbers, Exercised | shares	(845,066)	(845,066)	(429,909)
Numbers, Outstanding at the end of the year | shares	78,199	78,199	4,721,388	0
Numbers, Exercisable at the end of the year | shares			63,999		23,999	23,999
Employee stock option plans and restricted stock unit option [member] | Exercise Price Rs. 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year	₨ 2
Bonus on outstanding (Refer to Note 22) | ₨	₨ 2
Range of Exercise Prices	₨ 2		₨ 2		₨ 2
Granted	₨ 2
Exercised | ₨	₨ 2
Forfeited and expired					₨ 2
Outstanding at the end of the year	₨ 2
Exercisable at the end of the year | ₨					₨ 2
Numbers, Outstanding at the beginning of the year	15,594,190	15,594,190	17,607,463	13,543,997
Numbers, Bonus on outstanding				4,773,755
Numbers, Granted	6,275,290	6,275,290	5,662,500	4,607,000
Numbers, Exercised	(3,356,199)	(3,356,199)	(4,610,572)	(2,739,097)
Numbers, Forfeited and expired	(2,681,333)	(2,681,333)	(3,065,201)	(2,578,192)
Numbers, Outstanding at the end of the year	15,831,948	15,831,948	15,594,190	17,607,463
Numbers, Exercisable at the end of the year			1,502,957	1,300,781	2,679,538	2,679,538
Weighted Average Exercise Price Of Share Options, Modification	₨ 2
Employee stock option plans and restricted stock unit option [member] | Exercise Price Range 0.03 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year | $ / shares		$ 0.03
Bonus on outstanding (Refer to Note 22) | $		$ 0.03
Range of Exercise Prices | $ / shares		$ 0.03	₨ 0.03			$ 0.03
Granted | $ / shares		$ 0.03
Exercised | $		$ 0.03
Forfeited and expired | $ / shares						$ 0.03
Outstanding at the end of the year | $ / shares		$ 0.03	₨ 0.03
Exercisable at the end of the year | $						$ 0.03
Numbers, Outstanding at the beginning of the year	7,854,540	7,854,540	14,446,790	10,199,054
Numbers, Bonus on outstanding	0	0		3,957,434
Numbers, Granted	5,033,648	5,033,648	5,341,000	4,849,000
Numbers, Exercised	(3,269,832)	(3,269,832)	(2,496,125)	(1,541,803)
Numbers, Forfeited and expired	(2,248,895)	(2,248,895)	(3,755,159)	(3,016,895)
Numbers, Outstanding at the end of the year	10,822,476	10,822,476	7,854,540	14,446,790
Numbers, Exercisable at the end of the year			1,212,560	948,877	465,603	465,603
Weighted Average Exercise Price Of Share Options, Modification | $ / shares		$ 0.03
Number Of Share Options, Modification	3,453,015	3,453,015	(5,681,966)